Earnings Per Share - Narrative (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Oct. 01, 2016
Earnings Per Share [Line Items]
Number of subsidiary shares distributed to parent company stockholders			26,200,000
Number of subsidiary shares retained by parent company			6,200,000
Number of total distribution of subsidiary shares by parent company			26,200,000
Treasury stock, shares acquired		0
Dividend declared per common share	$ 0.25
RRD
Earnings Per Share [Line Items]
Common stock distribution conversion terms		one share of LSC Communications common stock for every eight shares of RRD common stock held at the close of business on September 23, 2016, the record date.
Number of share distributed to each stockholder in spinoff transaction			0.125